Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Note 7 - Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2021	2020
Accounts payable	$11,111	$2,811
Accrued interest	510	719
Accrued voyage expenses	2,426	1,593
Accrued employee compensation	1,712	4,176
Other*	3,903	9,204
Total accounts payable and accrued expenses	$19,662	$18,503

*Other includes accrued operating expenses and accrued capital expenditures.